Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2024
Disclosure of assets and liabilities held for sale [Abstract]
Assets and liabilities held for sale [Text Block]

6) Assets and liabilities held for sale

On March 12, 2024, the Company and Stryten Energy LLC ("Stryten") (together the "Parties") signed a non- binding letter of intent to establish a new venture, owned equally by each of the Parties, that would combine the Company's Largo Clean Energy ("LCE") business with Stryten's vanadium redox flow battery business. Discussions advanced significantly and on December 18, 2024, the Parties signed binding transaction agreements to establish a joint venture, Storion Energy, LLC ("Storion"), with the following key terms upon closing of the transaction:

• Each of LCE and Stryten will contribute certain of their vanadium flow battery-related assets and liabilities to Storion;

• Stryten will pay $1,000 directly to LCE and contribute a total of $6,000 over time to Storion for the purpose of funding Storion's operations;

• LCE and Stryten will each hold a 50% equity interest in Storion, with customary pre-emption rights and certain other anti-dilution protections;

• Board representation of Storion will be generally proportional to ownership, with Stryten holding one additional seat so long as LCE and Stryten hold similar ownership interests; and

• Largo and Storion will enter into a separate supply agreement providing Storion a right of first offer, subject to certain terms and conditions, to purchase vanadium products from Largo.

At December 31, 2024, the Company performed an assessment in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, and concluded that at that date, certain non-current assets and liabilities contained within the clean energy segment (refer to note 19) met the criteria to be classified as held for sale. This includes items of inventory, other intangible assets (intellectual property), mine properties, plant and equipment ("MPPE") and the lease liability related to the leased premises.  The transaction closed on January 31, 2025.

Upon classification of certain assets as held for sale, these assets were remeasured to the lower of their carrying amount and FVLCD, with no impairment charges required to be recognized.

The liabilities held for sale balance of $962 relates to the total lease liability (current and non-current).